Stockholders Deficit (Details Narrative)	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($) $ / shares shares	Jan. 24, 2007 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2017 shares	Apr. 08, 2017 shares	Feb. 10, 2017 shares	Oct. 31, 2016 shares	Oct. 24, 2015 shares	Sep. 10, 2015 Number shares	Dec. 31, 2014 USD ($) shares	Aug. 30, 2011 USD ($) $ / shares shares
Common Stock, Par Value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			950,000,000	500,000,000	500,000,000
Common Stock, Shares Issued			103,878,536	71,153,300	71,133,300						31,635,598
Common Stock, Shares Outstanding			103,878,536	71,153,300	71,133,300						31,635,598
Preferred sock, shares authorized			250,000,000
Common shares cancelled								65,600,000	4,920,000
Consenting stockholders votes | Number											30,000,000
Consenting stockholders votes percentage											99.00%
Stock based compensation | $					$ 172,808
Warrant [Member]
Warrants Issued During Period for shares			3,200,000
Alberta Ltd [Member]
Common Stock, Shares Issued										1,923,285
Common Stock, Shares Outstanding										1,923,285
Acquire percentage of issued and outstanding shares										100.00%
Exchange of common stock for acquisition										65,600,000
Shares held in escrow account										65,600,000
Stock Option Plan [Member]
Common shares reserved for future issuance			6,800,000
One Option [Member]
Shares exercised			200,000
Exercisable average price | $ / shares			$ 0.01
Oncolix, Inc [Member]
Common Stock, Shares Issued							31,766,503
Common Stock, Shares Outstanding							31,766,503
Scientific Founders [Member]
Common Stock, Par Value | $ / shares		$ 0.01
Common Stock, Shares Issued		7,999,960
Common shares reserved for future issuance		4,000,000
Capital contributions | $		$ 10,000,000
GHC [Member]
Common Stock, Shares Issued		24,000,000
Commitment to Investment for operations | $		$ 3,000,000
Texas Emerging Technology Fund Investment [Member]
Stipulated penalty description

TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

Convertible promissory note [Member] | Affiliates [Member]
Interest rate												12.00%
Advance under bridge note | $												$ 750,000
GHC acquired amount | $												435,000
TETF acquired amount | $												300,000
Interest | $					$ 7,812
Series A Preferred Stock [Member]
Shares issued during the period	62,119,080
Warrants to acquire shares	62,119,080
Proceeds from issuance of shares | $	$ 1,200,630
Conversion of indebtedness and accrued interest | $	1,808,702
Future clinical services | $	$ 450,000
Common stock converted	15,994,660
Deducted transaction cost from proceeds | $	$ 23,941
Warrant exercise price | $ / shares	$ 0.0825
Preferred Warrants ascribed value | $	$ 854,455
Preferred Stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Preferred sock, shares authorized			150,000,000	150,000,000	100,000,000
Preferred Stock, designated shares			150,000,000
Preferred Stock, share issued			63,038,284	62,138,680	62,119,080
Preferred Stock, share outstanding			63,038,284	62,138,680	62,119,080
Liquidation preference per share | $ / shares			$ 0.075	$ 0.075
Liquidation preference shares			4,727,871	4,660,401
Shares issuable under Clinical research arrangements			14,000,000	14,000,000
Minimum gross proceeds under firm-commitment for conversion | $			$ 10,000,000	$ 10,000,000
Prepayment of future services | $	$ 450,000				$ 450,000
Unearned portion of equity issued | $			$ 43,090	319,999	$ 450,000
Additional services | $				1,050,000
Amount recevied from additional services | $				$ 1,050,000
Warrants Issued During Period for shares			49,477,380	50,810,720		899,604
Common shares reserved for future issuance			49,477,380
Purchase of warrants shares						2,333,340
Bridge loan investment | $												$ 300,000
Additional shares purchased												1,200,000
Repayment of bridge loan | $												$ 3,900,000
Interest rate												8.00%
Series A Preferred Stock [Member] | Agent and employee [Member]
Warrants to acquire shares				2,000,000
Warrant exercise price | $ / shares				$ 0.0825
Preferred Warrants ascribed value | $				$ 38,687
Common Stock [Member]
Common Stock, Par Value | $ / shares													$ 0.15
Shares issuable under Clinical research arrangements			55,872,837										333,340
Cost of services percentage													10.00%
Prepayment of future services | $													$ 50,000
Unearned portion of equity issued | $			$ 269,999	$ 319,999
Additional services | $			$ 1,050,000
Warrants Issued During Period for shares			64,660,120	0
Common shares reserved for future issuance			61,460,121
2007 Stock Option Plan [Member]
Option to purchase shares				10,880,000
Expected volatility rate				200.00%
Assumed value per share | $ / shares				$ 0.15
Common shares reserved for future issuance				7,200,000